SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA FOUNDED 1866	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

March 29, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock Advantage Small Cap Growth Fund, a series of BlackRock FundsSM

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the BlackRock Advantage Small Cap Growth Fund (the “Acquiring Fund”), a series of BlackRock FundsSM (the “Acquiring Trust”), and BlackRock Small Cap Growth Fund II (the “Target Fund”), a series of BlackRock Series, Inc. (the “Target Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Acquiring Trust’s Registration Statement on Form N-14 (the “Registration Statement”), containing the Combined Prospectus/Proxy Statement and Statement of Additional Information of the Acquiring Fund and the Target Fund, and the notice for the special meeting of the shareholders of the Target Fund expected to be held on June 23, 2017 (the “Special Meeting”). At the Special Meeting, the shareholders of the Target Fund will be asked to consider and act upon proposals containing a series of transactions, which would result in shareholders of the Target Fund becoming shareholders of the Acquiring Fund, another mutual fund advised by BlackRock Advisors, LLC, the same investment adviser to the Target Fund. The proposed transactions include an in-kind liquidation of BlackRock Master Small Cap Growth Portfolio (the “Master Target Fund”), a series of BlackRock Master LLC, into the Target Fund (the “Liquidation”), followed by the reorganization (the “Funds Reorganization”) of the Target Fund with the Acquiring Fund (the Liquidation and the Funds Reorganization are together described herein as the “Reorganization”).

Pursuant to the Liquidation, the Master Target Fund would transfer substantially all of its assets to the Target Fund in exchange for (i) the assumption by the Target Fund of certain stated liabilities of the Master Target Fund and (ii) the surrender by the Target Fund of all its limited liability company interests in the Master Target Fund. The Master Target Fund would then be terminated. Following the Liquidation, the Target Fund would enter into the Funds Reorganization with the Acquiring Fund by transferring substantially all of its assets, including the assets it acquired from the Master Target Fund in the Liquidation, to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund. Shares of the Target Fund would then be exchanged for newly-issued shares of the Acquiring Fund and the Target Fund would be dissolved and terminated.

The Reorganization is expected to take effect in the third quarter of 2017. It is expected that the Combined Prospectus/Proxy Statement and accompanying notice of Special Meeting will be transmitted

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

to shareholders of record of the Target Fund as of April 26, 2017 on or about April 28, 2017. Accordingly, we would appreciate any comments you may have as soon as reasonably practicable.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon